Condensed Financial Information of The Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized	400,000,000	400,000,000
Ordinary shares issued	7,200,000	7,200,000
Ordinary shares outstanding	7,200,000	7,200,000
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized	100,000,000	100,000,000
Ordinary shares issued	4,800,000	4,800,000
Ordinary shares outstanding	4,800,000	4,800,000